Consolidated subsidiaries	12 Months Ended
Dec. 31, 2021
Consolidated subsidiaries
Consolidated subsidiaries
5.	Consolidated subsidiaries

The consolidated IFRS financial statements include the assets, liabilities and financial results of the Company and its subsidiaries. The subsidiaries are listed below:

		Ownership interest
		As of	As of
		December 31,	December 31,
Subsidiary	Main activity	2020	2021
JSC QIWI (Russia)	Operation of electronic payment kiosks	100%	100%
QIWI Bank JSC (Russia)	Maintenance of electronic payment systems and Bank operations, inc.: money transfer, consumer and SME financial services	100%	100%
QIWI Payments Services Provider Ltd (UAE)	Operation of on-line payments	100%	100%
QIWI International Payment System LLC (USA)	Operation of electronic payment kiosks	100%	100%
Qiwi Kazakhstan LP (Kazakhstan)	Operation of electronic payment kiosks	100%	100%
JLLC OSMP BEL (Belarus)	Operation of electronic payment kiosks	51%	51%
QIWI-M S.R.L. (Moldova)	Operation of electronic payment kiosks	51%	51%
Attenium LLC (Russia)[1]	Management services	100%	—
Postomatnye Tekhnologii LLC (Russia)[1]	Logistic	100%	—
Future Pay LLC (Russia)[1]	Operation of on-line payments	100%	—
QIWI Technologies LLC (Russia)[2]	Software development	100%	100%
Factoring PLUS LLC (Russia)	Factoring services to SME	51%	51%
ContactPay Solution (United Kingdom)	Operation of on-line payments	100%	100%
Rocket Universe LLC (Russia)	Software development	100%	100%
Billing Online Solutions LLC (Russia)	Software development	100%	100%
Flocktory Ltd (Cyprus)	Holding company	100%	100%
Flocktory Spain S.L. (Spain)	SaaS platform for customer lifecycle management and personalization	100%	100%
FreeAtLast LLC (Russia)	SaaS platform for customer lifecycle management and personalization	100%	100%
SETTE FZ-LLC (UAE)	Payment Services Provider	100%	100%
LALIRA DMCC (UAE)	Payment Services Provider	100%	100%
MFC «Polet Finance» LLC(Russia)[3]	Retail financial services	—	100%
QIWI Finance LLC (Russia)	Financing management	100%	100%
ROWI Tech LLC (Russia)[4]	Software development	—	51%
QIWI Platform LLC (Russia)	Software development	60%	100%
Associate
JSC Tochka (Russia)[5]	Digital services for banks	40%	—

[1]    The Entities were liquidated during 2021

[2]    The Entity Qiwi Blockchain Technologies LLC was renamed during 2021 to QIWI Technologies LLC

[3]    The Entity was established during 2021

[4]    The Entity was acquired during 2021 for insignificant consideration and renamed during 2021 from QPCD LLC to ROWI Tech LLC

[5]    The Entity was sold during 2021